Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.faegredrinker.com

August 9, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:        RiverNorth Opportunistic Municipal Income Fund, Inc. (the “Fund”)

1940 Act File No. 811-23366

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 (the "Amendment") to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Amendment is being filed to address oral staff comments to the Registration Statement.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer

cc:	David L. Williams
Jon Mohrhardt
Marc Collins